SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	5 Months Ended
	Dec. 31, 2025	Apr. 07, 2026	Feb. 12, 2026	Jan. 01, 2026
Subsequent Event [Line Items]
Working capital deficit	$ 342,760
Shares issued per share	$ 9.20
Cash or cash equivalents	$ 0
Accrued offering costs	35,000
Deferred offering costs	299,009
Uncollected subscription	25,000
Proceeds from loans	1,500,000
Deferred costs	299,009
Other deferred costs	264,009
Unrecognized tax benefits	0
Accrued interest and penalties	0
Federal depository insurance coverage	$ 250,000
Class B Shares [Member]
Subsequent Event [Line Items]
Shares issued	12,321,429
Related Party [Member]
Subsequent Event [Line Items]
Notes payable	$ 307,760
Subsequent Event [Member]
Subsequent Event [Line Items]
Working capital loans from the Sponsor				$ 1,500,000
Shares issued per share				$ 10.00
Notes payable		$ 550,000	$ 450,000